OTHER INTANGIBLE ASSETS (Details) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
OTHER INTANGIBLE ASSETS [Abstract]
Development costs capitalized	$ 2,099
Amortization expenses	$ 111